WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 104.6%
COMMUNICATION SERVICES - 15.8%
Diversified Telecommunication Services - 2.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	990,000	$1,089,000	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,677,000	2,781,992	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	856,000	930,900	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	92,624
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	190,000	192,616	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	769,189	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	489,128	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	550,710	(a)

Total Diversified Telecommunication Services				6,896,159

Media - 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,286,622	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	710,000	735,738	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	1,040,000	1,088,521	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,546,000	2,740,132
DISH DBS Corp., Senior Notes	7.750%	7/1/26	6,717,000	7,702,384
DISH DBS Corp., Senior Notes	5.125%	6/1/29	700,000	697,375	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,710,000	1,866,038	(a)

Total Media				18,116,810

Wireless Telecommunication Services - 5.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	730,668
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,778,350
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	3,530,492
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,444,968
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,357,232
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	1,250,000	1,285,937

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	$1,085,458	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	465,197	(a)

Total Wireless Telecommunication Services				13,678,302

TOTAL COMMUNICATION SERVICES				38,691,271

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 2.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000	545,238	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,020,000	1,113,301	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,190,000	1,250,987
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,040,000	1,041,097
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,520,000	1,605,500	(a)

Total Auto Components				5,556,123

Automobiles - 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,780,000	2,176,851
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	206,000
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	450,000	448,938
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	880,000	929,531
General Motors Co., Senior Notes	6.125%	10/1/25	350,000	413,016
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,120,000	1,269,897	(a)

Total Automobiles				5,444,233

Diversified Consumer Services - 1.0%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	320,000	320,899	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000	944,736
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,100,000	1,126,417	(a)

Total Diversified Consumer Services				2,392,052

Hotels, Restaurants & Leisure - 8.4%
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000	489,670	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,210,000	1,238,635	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,090,000	1,053,360	(a)

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		$1,241,838	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,480,000		1,748,265	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,280,000		2,636,740	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,060,000		1,075,900	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,210,000		1,220,472	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,270,000	GBP	1,688,736	(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	450,000		436,057	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,210,000		1,224,883	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,724,000		1,706,898	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	250,000		252,191	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	960,000		973,641	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,710,000		2,882,871	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	620,000		668,757	(a)

Total Hotels, Restaurants & Leisure					20,538,914

Specialty Retail - 0.6%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	300,000		309,510	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	330,000		339,075	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	690,000		720,187	(a)

Total Specialty Retail					1,368,772

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	250,000		273,125	(a)

TOTAL CONSUMER DISCRETIONARY					35,573,219

CONSUMER STAPLES - 0.7%
Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	740,000		859,538

Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000		861,000

TOTAL CONSUMER STAPLES					1,720,538

ENERGY - 26.3%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	860,000		867,267	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 25.9%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	$1,559,278
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000	108,251	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000	1,111,500
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	887,889
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	338,340
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	786,951
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,610,400
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	103,856
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	290,000	298,056	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	700,000	676,375	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	640,000	648,032	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	120,000	123,720	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	610,000	680,946	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,491,835
EQT Corp., Senior Notes	7.500%	2/1/30	880,000	1,144,550
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	2,012,900
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	518,603	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	160,000	165,400	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	2,064,399	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,310,000	1,368,950	(a)

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	440,000	$496,186
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	728,638
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	502,313
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	370,138
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	732,263
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,623,160	(e)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	4,616,517
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	750,000	784,706	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,982,000	3,416,198
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	1,130,316
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	797,913
Range Resources Corp., Senior Notes	9.250%	2/1/26	4,580,000	5,014,276
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	477,878	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,181,114	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,322,443
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	630,252
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,888,417
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,430,000	1,356,283	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	340,000	381,584
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	2,277,070

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	$563,143
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	6,216,000	7,336,620
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	518,251
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	745,014
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	475,495
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	753,515
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	2,020,117
YPF SA, Senior Notes	8.500%	7/28/25	2,830,000	2,433,800	(a)

Total Oil, Gas & Consumable Fuels				63,273,851

TOTAL ENERGY				64,141,118

FINANCIALS - 14.6%
Banks - 10.0%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,356,000	(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	366,000	394,926
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	1,023,188	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,840,000	1,920,693	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,589,085	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000	594,000	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,030,000	1,107,065	(c)(d)

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000		$2,633,850	(a)(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000		4,782,482	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,000,000		1,091,875	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		970,626	(c)(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		548,064
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,793,810	(b)(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,950,764	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000		2,627,142	(a)(d)

Total Banks					24,383,570

Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,770,000		1,987,090	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000		899,528	(a)(c)(d)

Total Capital Markets					2,886,618

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		523,656
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		463,300

Total Consumer Finance					986,956

Diversified Financial Services - 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,640,000		1,832,392

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		$1,093,894
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,779,825		3,751,476	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	360,000		351,000	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	400,000		382,000	(b)

Total Diversified Financial Services					7,410,762

TOTAL FINANCIALS					35,667,906

HEALTH CARE - 7.3%
Health Care Providers & Services - 1.0%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	750,000		803,775	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	820,000		904,386
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	750,000		803,468	(a)

Total Health Care Providers & Services					2,511,629

Pharmaceuticals - 6.3%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000		1,195,137	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,426,000		2,483,617	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	540,000	GBP	757,267	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	630,000		624,510	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,440,000		2,461,350
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	460,000		461,212
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,910,000		1,886,220

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000	$4,666,003
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	669,470

Total Pharmaceuticals				15,204,786

TOTAL HEALTH CARE				17,716,415

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.1%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000	2,699,550	(a)

Airlines - 11.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	160,000	168,840	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	380,000	410,864	(a)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,470,000	2,496,169
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	2,570,000	2,664,109
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	856,368
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	812,789
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	7,080,732	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	740,000	780,241	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,500,000	2,719,000	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,156,000	3,578,115	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,460,000	2,512,275
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,383,375
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	270,000	280,469	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	224,220	236,307

Total Airlines				26,979,653

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,240,000	$1,283,400	(a)

Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	810,000	810,976	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	230,000	230,863	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	920,000	972,362
CoreCivic Inc., Senior Notes	4.750%	10/15/27	668,000	617,619

Total Commercial Services & Supplies				2,631,820

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	549,014	(a)

Machinery - 0.2%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	570,000	596,482	(a)

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	500,000	528,030

TOTAL INDUSTRIALS				35,267,949

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,920,000	2,026,464	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	32,000	32,584	(a)

Total Communications Equipment				2,059,048

Software - 0.1%
Rocket Software Inc., Senior Notes	6.500%	2/15/29	270,000	254,775	(a)

Technology Hardware, Storage & Peripherals - 1.5%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,010,000	1,032,725	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	436,856
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,468,254
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	705,776

Total Technology Hardware, Storage & Peripherals				3,643,611

TOTAL INFORMATION TECHNOLOGY				5,957,434

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 5.7%
Chemicals - 1.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	$1,401,898	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,266,300	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,000,000	1,058,780

Total Chemicals				3,726,978

Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,080,000	1,138,784	(a)(f)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,020,000	1,158,975
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	1,021,250	(a)

Total Containers & Packaging				3,319,009

Metals & Mining - 2.8%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	405,379	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,640,278
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,340,000	1,367,637	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	703,800
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	2,084,073
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	594,700

Total Metals & Mining				6,795,867

TOTAL MATERIALS				13,841,854

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	660,000	726,825

Real Estate Management & Development - 0.7%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	400,000	374,019	(b)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	400,000	385,019	(b)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	700,000	$666,747	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	250,000	221,642	(b)

Total Real Estate Management & Development				1,647,427

TOTAL REAL ESTATE				2,374,252

UTILITIES - 1.8%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000	461,713
Pampa Energia SA, Senior Notes	7.500%	1/24/27	720,000	664,200	(a)

Total Electric Utilities				1,125,913

Gas Utilities - 1.0%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,400,000	2,513,232

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	780,000	846,998	(a)

TOTAL UTILITIES				4,486,143

TOTAL CORPORATE BONDS & NOTES (Cost - $214,369,055)				255,438,099

SOVEREIGN BONDS - 19.8%
Argentina - 1.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	508,291	209,375
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,408,700	553,211
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/22	3,280,000	1,848,280	*(a)(g)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	500,000	388,755	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	300,000	233,253	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	1,040,000	712,410	(a)

Total Argentina				3,945,284

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	468,000		$486,725	(a)

Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,242,000	BRL	243,446

Chile - 0.4%
Chile Government International Bond, Senior Notes	2.550%	1/27/32	1,000,000		1,029,540

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000		1,355,850

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000		523,755	(a)

Croatia - 0.4%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000		485,297	(b)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000		442,160	(a)

Total Croatia					927,457

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,334,000		760,393	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	384,000		342,724	(a)

Total Ecuador					1,103,117

Egypt - 0.9%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000		2,145,292	(a)

Gabon - 0.2%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	450,000		457,778	(b)

Ghana - 0.6%
Ghana Government International Bond	10.750%	10/14/30	920,000		1,155,796	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000		281,903	(a)

Total Ghana					1,437,699

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	370,000		$402,934	(a)

Honduras - 0.2%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000		429,604	(b)

Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	1,135,000		1,595,417	(b)
Indonesia Treasury Bond	6.500%	2/15/31	16,834,000,000	IDR	1,216,002
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	16,801

Total Indonesia					2,828,220

Ivory Coast - 0.4%
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	1,022,917		1,042,231	(a)

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		711,255

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		676,745	(a)

Mexico - 1.4%
Mexican Bonos, Senior Notes	7.750%	11/23/34	56,080,000	MXN	2,927,642
Mexican Bonos, Senior Notes	7.750%	11/13/42	11,910,000	MXN	605,047

Total Mexico					3,532,689

Nigeria - 0.6%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,450,000		1,566,596	(b)

Oman - 0.4%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		1,062,355	(a)

Panama - 1.3%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	3,270,000		3,197,798

Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,990,000		1,974,578	(a)

Peru - 1.7%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		921,465

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - (continued)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		$2,530,101
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	590,000		599,617

Total Peru					4,051,183

Russia - 3.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	74,770,000	RUB	1,025,674
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	5,368,059
Russian Federal Bond - OFZ	6.900%	5/23/29	124,560,000	RUB	1,707,880
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		70,402	(b)

Total Russia					8,172,015

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		501,590	(b)

Turkey - 1.0%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,500,000		2,447,037

Ukraine - 0.9%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,950,000		2,089,484	(a)

TOTAL SOVEREIGN BONDS (Cost - $44,398,617)					48,342,257

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.0%
U.S. Government Obligations - 9.0%
U.S. Treasury Notes	1.625%	5/31/23	2,500,000		2,563,916	(e)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000		4,465,654	(e)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000		2,848,500	(e)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000		4,949,463	(e)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000		3,139,922	(e)
U.S. Treasury Notes	2.000%	6/30/24	3,250,000		3,399,805	(e)
U.S. Treasury Notes	0.375%	1/31/26	500,000		493,008

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,769,163)					21,860,268

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 3.4%
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
Clear Channel Outdoor Holdings Inc., Term Loan B	3.610-3.630%	8/21/26	1,346,574	$1,317,117	(d)(h)(i)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	3,430,000	3,433,499	(d)(h)(i)

TOTAL COMMUNICATION SERVICES				4,750,616

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd., Term Loan	—	4/5/22	1,000,000	968,330	(j)

INDUSTRIALS - 1.1%
Airlines - 1.1%
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	2,693,250	2,703,040	(d)(h)(i)

TOTAL SENIOR LOANS (Cost - $8,388,027)				8,421,986

CONVERTIBLE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,370,000	3,523,685

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,250,000	1,160,125

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,974,308)				4,683,810

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $882,000)	9.500%		840	906,006

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY‡			SHARES	VALUE
COMMON STOCKS - 0.2%
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			37,071	$1,244	*(k)(l)
KCAD Holdings I Ltd.			77,972,021	0	*(k)(l)(m)

TOTAL ENERGY				1,244

FINANCIALS - 0.2%
Capital Markets - 0.2%
EG Acquisition Corp., Class A Shares			43,230	415,873	*

TOTAL COMMON STOCKS (Cost - $2,283,530)				417,117

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $13,797)		5/28/28	14,410	10,231	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $295,078,497)				340,079,774

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,243,871)	0.010%		5,243,871	5,243,871	(n)

TOTAL INVESTMENTS - 141.5% (Cost - $300,322,368)				345,323,645
Liabilities in Excess of Other Assets - (41.5)%				(101,240,700)

TOTAL NET ASSETS - 100.0%				$244,082,945

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of August 31, 2021.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of August 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $5,243,871 and the cost was $5,243,871 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

18	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	0.090%	8/26/2021	11/26/2021	$21,471,000	U.S. Government & Agency Obligations	$21,474,167
Goldman Sachs Group Inc.	0.750%	7/23/2021	10/21/2021	2,077,763	Corporate Bonds & Notes	2,640,307

				$23,548,763		$24,114,474

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	28,985	USD	23,077	Citibank N.A.	10/19/21	$(105)
USD	1,402,463	GBP	1,013,195	Goldman Sachs Group Inc.	10/19/21	9,320
EUR	100,900	USD	120,001	Morgan Stanley & Co. Inc.	10/19/21	(748)
MXN	1,511,611	USD	74,801	Morgan Stanley & Co. Inc.	10/19/21	(41)

Total						$8,426

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$255,438,099	—	$255,438,099
Sovereign Bonds	—	48,342,257	—	48,342,257
U.S. Government & Agency Obligations	—	21,860,268	—	21,860,268
Senior Loans	—	8,421,986	—	8,421,986
Convertible Bonds & Notes	—	4,683,810	—	4,683,810
Convertible Preferred Stocks	—	906,006	—	906,006
Common Stocks:
Energy	—	—	$1,244	1,244
Financials	$415,873	—	—	415,873
Warrants	10,231	—	—	10,231

Total Long-Term Investments	426,104	339,652,426	1,244	340,079,774

Short-Term Investments†	5,243,871	—	—	5,243,871

Total Investments	$5,669,975	$339,652,426	$1,244	$345,323,645

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,320	—	$9,320

Total	$5,669,975	$339,661,746	$1,244	$345,332,965

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$894	—	$894

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

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Notes to Schedule of Investments (unaudited) (continued)

		Purchased		Sold
	Affiliate Value at May 31,
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$134,264	$25,953,249	25,953,249	$20,843,642	20,843,642

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$151	—	$5,243,871

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